(4) DETERMINATION OF FAIR VALUES	12 Months Ended
Dec. 31, 2018
Determination Of Fair Values
DETERMINATION OF FAIR VALUES

A number of the Group’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and / or disclosure purposes based on the following methods. When applicable, further information on the assumptions used in determining fair values is disclosed in the notes specific to that asset or liability.

The Group measures fair value in accordance with IFRS 13, which defines fair value as the estimated price for an unforced transaction for the sale of the asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions.

- Property, plant and equipment and intangible assets

The fair value of property, plant and equipment and intangible assets recognized as a result of a business combination is based on market values. The fair market value of these assets is the estimated value for which an asset could be exchanged on the valuation date between knowledgeable interested parties in an unforced transaction between market participants at the measurement date. The fair value of items of property, plant and equipment is based on the market approach and cost approaches using quoted market prices for similar items when available and replacement cost when appropriate.

- Financial instruments

Financial instruments measured at fair values are valued based on quoted prices in an active market, or, if such prices were not available, assessed using pricing models, applied individually for each transaction, taking into consideration the future cash flows, based on the conditions contracted, discounted to present value at market interest rate curves, based on information obtained, when available, from the B3 S.A - Brasil,. Balcão (B3) and Associação Brasileira das Entidades dos Mercados Financeiro e de Capitais (“ANBIMA”) (note 33) and also includes the debtor's credit rating.

The right to compensation, to be paid by the Federal Government, regarding the assets of the distribution concessionaires at the end of the concession agreement are recognized at fair value through profit and loss. The methodology adopted for marking these assets to fair value is based on the tariff review process for distributors. This review, conducted every four or five years according to each concessionaire, involves assessing the replacement price for the distribution infrastructure, in accordance with criteria established by the granting authority (“ANEEL”). This valuation basis is used for pricing the tariff, which is increased annually up to the next tariff review, based on the parameter of the main inflation indices.

Accordingly, at the time of the tariff review, each distribution concessionaire adjusts the position of the financial asset base for compensation at the amounts ratified by the granting authority and uses the IPCA as the best estimates for adjusting the original base to the updated value at subsequent dates, in accordance with the tariff review process.